Business Segment Data and Geographical Information - Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues		$ 106,124		$ 95,160		$ 116,114	$ 96,031	$ 102,793	$ 90,010	$ 108,376	$ 89,038	$ 413,429	$ 390,217	$ 326,492
Operating income (loss)		7,179	[1]	$ 2,451	[1]	$ 8,895	$ 3,075	6,750	$ 4,655	$ 11,624	$ 4,078	21,600	27,107	7,512
Depreciation and amortization												11,294	10,917	8,889
Total assets		284,171						285,167				284,171	285,167	231,628
Capital expenditures												7,903	17,354	9,286
Operating Segments | Technical Services
Segment Reporting Information [Line Items]
Revenues	[2]											376,120	368,587	326,492
Operating income (loss)	[3],[4]											41,279	43,822	25,185
Depreciation and amortization												10,067	9,723	8,249
Total assets	[5],[6],[7]	233,243						228,227				233,243	228,227	211,693
Capital expenditures												7,290	16,636	7,984
Operating Segments | Engineering & Project Solutions
Segment Reporting Information [Line Items]
Revenues	[2]											37,309	21,630	0
Operating income (loss)	[3],[4]											522	304	0
Depreciation and amortization												603	607	0
Total assets	[5],[6],[7]	8,207						6,116				8,207	6,116	0
Capital expenditures												0	21	0
Operating Segments | Corporate
Segment Reporting Information [Line Items]
Revenues	[2]											0	0	0
Operating income (loss)	[3],[4]											(20,201)	(17,019)	(17,673)
Depreciation and amortization												624	587	640
Total assets	[5],[6],[7]	15,532						18,027				15,532	18,027	19,935
Capital expenditures												613	697	1,302
Reconciling Items
Segment Reporting Information [Line Items]
Revenues	[2]											0	0	0
Operating income (loss)	[3],[4]											0	0	0
Depreciation and amortization												0	0	0
Total assets	[5],[6],[7]	$ 27,189						$ 32,797				27,189	32,797	0
Capital expenditures												0	0	0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues												0	0	0
Intersegment Eliminations | Technical Services
Segment Reporting Information [Line Items]
Revenues												0	0	0
Intersegment Eliminations | Engineering & Project Solutions
Segment Reporting Information [Line Items]
Revenues												0	0	0
Intersegment Eliminations | Corporate
Segment Reporting Information [Line Items]
Revenues												$ 0	$ 0	$ 0

[1]	Operating income for the quarters ended September 30, 2014 and December 31, 2014 included approximately $0.9 million and $0.8 million, respectively, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive. Income from continuing operations for the each of quarters ended September 30, 2014 and December 31, 2014 included approximately $0.5 million, net of tax, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive.
[2]	Included within Technical Services and Engineering & Project Solutions are U.S. revenues of $257.9 million, $248.4 million and $178.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Total foreign revenues for the years ended December 31, 2014, 2013 and 2012 totaled $155.5 million, $141.8 million and $147.9 million, respectively. Included within Technical Services are U.K. revenues of $67.5 million, $60.2 million and $57.2 million for the year ended December 31, 2014, 2013 and 2012, respectively. Revenues attributable to individual countries are based on the country of domicile of the legal entity that performs the work.
[3]	Corporate represents certain corporate overhead costs, including executive management, strategic planning, treasury, legal, human resources, information technology, accounting and risk management, which are not allocated to reportable segments.
[4]	Includes restructuring charges (adjustments) of $(0.1) million, $(0.1) million and $3.6 million for the years ended December 31, 2014, 2013 and 2012, respectively, all related to Technical Services. Includes $1.7 million of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive for the year ended December 31, 2014 and corporate headquarter relocation charges of $1.6 million for the year ended December 31, 2012, within Corporate. Includes impairment charges of $0.4 million for the year ended December 31, 2012, all related to Technical Services.
[5]	Goodwill, all associated with the Technical Services segment, was $15.6 million, $15.5 million and $15.5 million as of December 31, 2014, 2013 and 2012, respectively.
[6]	Included above are U.S. total assets of $191.5 million, $189.8 million and $136.8 million as of December 31, 2014, 2013 and 2012, respectively, of which $27.2 million, $32.8 million, and nil relate to assets of discontinued operations as of December 31, 2014, 2013 and 2012, respectively.
[7]	Reconciling Items represent assets associated with discontinued operations as of December 31, 2014 and 2013, which are not allocated to the reportable segments. There were no assets associated with discontinued operations as of December 31, 2012.